PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,		September 30,
	2011	2012	2013
Furniture and Fixtures	$2,276	$2,276	$6,138
Less: Accumulated depreciation	(1,144)	(1,599)	(2,319)
Balance	$1,132	$677	$3,819